Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Materials Portfolio

March 31, 2019

VMATP-QTLY-0519
1.856923.111

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Building Products - 0.2%
Building Products - 0.2%
GCP Applied Technologies, Inc. (a)	4,500	$133,200
Chemicals - 75.4%
Commodity Chemicals - 11.1%
Cabot Corp.	10,200	424,626
Ciner Resources LP	6,500	164,125
LyondellBasell Industries NV Class A	9,216	774,881
Olin Corp.	150,946	3,492,890
Orion Engineered Carbons SA	28,600	543,114
Westlake Chemical Corp.	9,757	662,110
		6,061,746
Diversified Chemicals - 32.7%
DowDuPont, Inc.	239,797	12,783,579
Eastman Chemical Co.	4,335	328,940
Ingevity Corp. (a)	7,100	749,831
The Chemours Co. LLC	108,290	4,024,056
		17,886,406
Fertilizers & Agricultural Chemicals - 2.6%
CF Industries Holdings, Inc.	12,500	511,000
The Mosaic Co.	33,826	923,788
		1,434,788
Industrial Gases - 14.2%
Air Products & Chemicals, Inc.	13,900	2,654,344
Linde PLC	29,030	5,107,248
		7,761,592
Specialty Chemicals - 14.8%
Celanese Corp. Class A	3,500	345,135
Element Solutions, Inc. (a)	110,100	1,112,010
International Flavors & Fragrances, Inc.	11,600	1,493,964
RPM International, Inc.	9,000	522,360
Sherwin-Williams Co.	5,600	2,411,976
Tronox Holdings PLC	140,080	1,842,052
W.R. Grace & Co.	4,300	335,572
		8,063,069

TOTAL CHEMICALS		41,207,601

Construction Materials - 4.9%
Construction Materials - 4.9%
Martin Marietta Materials, Inc.	2,900	583,422
Summit Materials, Inc. (a)	8,000	126,960
Vulcan Materials Co.	16,500	1,953,600
		2,663,982
Containers & Packaging - 7.2%
Metal & Glass Containers - 6.0%
Aptargroup, Inc.	9,800	1,042,622
Ball Corp.	16,600	960,476
Crown Holdings, Inc. (a)	19,100	1,042,287
Owens-Illinois, Inc.	10,600	201,188
		3,246,573
Paper Packaging - 1.2%
Avery Dennison Corp.	5,900	666,700

TOTAL CONTAINERS & PACKAGING		3,913,273

Metals & Mining - 8.8%
Copper - 2.2%
Antofagasta PLC	96,400	1,212,873
Diversified Metals & Mining - 1.5%
Alcoa Corp. (a)	13,000	366,080
Livent Corp.	34,700	426,116
		792,196
Gold - 3.2%
Newmont Mining Corp.	36,900	1,319,913
Royal Gold, Inc.	4,600	418,278
		1,738,191
Steel - 1.9%
AK Steel Holding Corp. (a)	20,900	57,475
Allegheny Technologies, Inc. (a)	9,000	230,130
Cleveland-Cliffs, Inc.	19,400	193,806
Steel Dynamics, Inc.	16,200	571,374
		1,052,785

TOTAL METALS & MINING		4,796,045

Oil, Gas & Consumable Fuels - 0.1%
Coal & Consumable Fuels - 0.1%
Arch Coal, Inc.	700	63,889
Trading Companies & Distributors - 3.1%
Trading Companies & Distributors - 3.1%
Univar, Inc. (a)	77,200	1,710,752
TOTAL COMMON STOCKS
(Cost $51,363,822)		54,488,742

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 2.48% (b)
(Cost $96,693)	96,674	96,693
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $51,460,515)		54,585,435
NET OTHER ASSETS (LIABILITIES) - 0.1%		37,791
NET ASSETS - 100%		$54,623,226

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$914
Fidelity Securities Lending Cash Central Fund	1,590
Total	$2,504

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the prosesecedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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